Note 51 Liabilities from financing activities (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing activities liabilities [Line Items]
Debt instruments issued		€ 68,707	€ 55,429	€ 55,763
Subordinated certificates	[1]	15,832	12,485	14,794
Debt instruments issued		69,867	68,707	55,429
Subordinated certificates	[1]	19,556	15,832	12,485
Debt certificates [Member]
Financing activities liabilities [Line Items]
Cash flows liabilities from financing activities		627	13,283	(678)
Non-cash changes liabilities from financing activities		532	(5)	344
Debt certificates [Member] | Non-cash changes in liabilities from acquisition [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities		0	0	0
Debt certificates [Member] | Non-cash changes in liabilities from disposal [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities		0	0	0
Debt certificates [Member] | Non-cash changes from disposals by companies held for sale [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities		0	0	0
Debt certificates [Member] | Non-cash changes from foreign exchange movements [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities		532	(5)	344
Debt certificates [Member] | Non-cash changes in liabilities from fair value changes [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities		0	0	0
Subordinated liabilities [Member]
Financing activities liabilities [Line Items]
Cash flows liabilities from financing activities	[1]	3,303	3,388	(1,945)
Non-cash changes liabilities from financing activities	[1]	421	(40)	(364)
Subordinated liabilities [Member] | Non-cash changes in liabilities from acquisition [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities	[1]	0	0	0
Subordinated liabilities [Member] | Non-cash changes in liabilities from disposal [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities	[1]	0	0	0
Subordinated liabilities [Member] | Non-cash changes from disposals by companies held for sale [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities	[1]	0	0	0
Subordinated liabilities [Member] | Non-cash changes from foreign exchange movements [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities	[1]	421	(40)	(364)
Subordinated liabilities [Member] | Non-cash changes in liabilities from fair value changes [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities	[1]	€ 0	€ 0	€ 0

[1]
(1) There were €56, €35 and €24 million of subordinated deposits as of December 31, 2024, 2023 and 2022, respectively (see Note 22.4). In addition, there were coupon payments on subordinated liabilities for €388, €345 and €313 million in 2024, 2023 and 2022, respectively. Appendix VI details the outstanding subordinated debt issued by their nominal value.